Income tax - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax Credit Carryforward, Amount				$ 1,486
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance, Amount	$ 4	$ 4	$ 9
Unrecognized Tax Benefits	2,668	2,283	1,725	2,626
Reduction to the uncertain tax position			434
Increases in uncertain tax positions	385	558	418
Amended tax return: reinstatement of tax loss carryforward	0	0	885
Other Noncash Income Tax Expense	867	867	852
Accrued Income Taxes, Noncurrent	2,668	2,283
Reversal of uncertain tax position				$ 2,228
Income Tax Expense (Benefit)	$ 5,564	$ 7,275	$ 8,305
Colombia
Income tax subject to examination year	2017
Indonesia
Income tax subject to examination year	2016
Income Tax Examination Year Concluded Audit	2013
Income Tax Examination Year Concluded Audit One	2014
SINGAPORE
Income tax subject to examination year	2016
Tax Credit Carry forward Expiring In 2020 And 2023 [Member]
Tax Credit Carryforward, Amount	$ 256
Tax Credit Carryforward Expiring In 2020 [Member]
Tax Credit Carryforward, Amount	$ 430
Tax Credit Carryforward, Year of Expiration	2021
Tax Credit Carryforward Expiring In 2021 [Member]
Tax Credit Carryforward, Amount	$ 991
Tax Credit Carryforward, Year of Expiration	2022